Pensions - Defined Benefit Plans Cash Flows (Details) $ in Millions	Dec. 31, 2025 USD ($)
Estimated benefit payments
Total	$ 43.4
2026	3.2
2027	3.5
2028	3.8
2029	4.0
2030	4.2
Five Years Thereafter	$ 24.7